Marketable Securities (Tables) - IKENA ONCOLOGY INC	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Marketable Securities
The following tables summarize the Company’s marketable securities (in thousands):

	June 30, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	37,287	70	(5)	37,352

Total	$37,287	$70	$(5)	$37,352

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989

Total	$84,925	$103	$(35)	$84,993

The following tables summarize the Company’s marketable securities (in thousands
):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989

Total	$84,925	$103	$(35)	$84,993

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$55,624	$27	$(80)	$55,571

Total	$55,624	$27	$(80)	$55,571

Summary of Fair Value of Available-for-Sale Securities By Contractual Maturity	The following table summarizes the fair value of the Company’s available-for-sale
securities by contractual maturity (in thousands):

June 30, 2025
Due in one year or less	$21,706
Due after one year through two years	15,646

Total	$37,352

The following table summarizes the fair value of the Company’s available-for-sale
securities by contractual maturity (in thousands):

December 31, 2024
Due in one year or less	$70,636
Due after one year through two years	14,357

Total	$84,993